Shareholder Report	12 Months Ended
Mar. 31, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	World Funds Trust
Entity Central Index Key	0001396092
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
Philotimo Focused Growth and Income Fund [Member]
Shareholder Report [Line Items]
Fund Name	Philotimo Focused Growth and Income Fund
Class Name	Philotimo Focused Growth and Income Fund
Trading Symbol	PHLOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Philotimo Focused Growth and Income Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at theworldfundstrust.com/funds/Philotimo/Philotimo.php. You can also request this information by contacting us at (800) 673-0550.
Additional Information Phone Number	(800) 673-0550
Additional Information Website	theworldfundstrust.com/funds/Philotimo/Philotimo.php
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Philotimo Focused Growth and Income Fund	$158	1.51%

Expenses Paid, Amount	$ 158
Expense Ratio, Percent	1.51%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Philotimo Focused Growth and Income Fund (the “Fund), returned 8.71% for the period of April 1, 2024, to March 31, 2025, compared to 7.22% for the Russell 3000® Index and -4.01% for the Russell 2000® Index. We buy small cap value stocks that we believe can generate significant alpha, targeting 5% concentration at cost for our “best ideas”. Additionally, we typically hold dividend paying stocks and fixed income to cushion during market sell offs.

What Factors Influenced Performance?

The Fund had several large positions that drove significant alpha during the reporting period. EZPW, REAL, and COMP all increased over 100%, which led to our outperformance. Additionally, during the year, we reduced our fixed income somewhat to overweight equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $10,000 investment)
*	Inception

Average Annual Return [Table Text Block]	Annual Performance
	1 Year	Average Annual Return Since Inception (8/20/2021)
Philotimo Focused Growth and Income Fund	8.71%	1.47%
Russell 3000® Index	7.22%	7.36%
Russell 2000® Index	-4.01%	-0.64%

Performance Inception Date	Aug. 20, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.theworldfundstrust.com/funds/Philotimo/Philotimo.php for more recent performance information.
Net Assets	$ 95,678,521
Holdings Count | Holdings	44
Advisory Fees Paid, Amount	$ 1,012,386
Investment Company, Portfolio Turnover	105.51%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)

Fund Net Assets	$95,678,521
Number of Holdings	44
Total Advisory Fee Paid	$1,012,386
Portfolio Turnover Rate	105.51%

Holdings [Text Block]	Sector Breakdown
Largest Holdings [Text Block]

Top Ten Holdings
Compass, Inc.	8.67%
The RealReal, Inc	7.27%
Barnes & Noble Education, Inc.	7.14%
Allot Ltd.	6.49%
EZCorp, Inc. Class A	5.53%
Inspired Entertainment, Inc.	5.36%
Immersion Corporation	4.75%
Lucky Strike Entertainment Corp.	4.67%
RH	4.16%
Quipt Home Medical Corp.	4.03%